UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	October 15, 2000
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	$233,039



List of Other Included Managers:		None
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                                                 KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                         September 30, 2000
                                                                                                              Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp                      COM              001957109     8417 286546.000SH      Sole               286546.000
AT&T Corp Wireless             COM              001957406     4465 213900.000SH      Sole               213900.000
Agilent Technologies           COM              00846U101      373 7628.000 SH       Sole                 7628.000
American International         COM              026874107     1327 13866.000SH       Sole                13866.000
Anheuser-Busch Cos             COM              035229103      203 4800.000 SH       Sole                 4800.000
Arrow Electronics, Inc.        COM              042735100     4983 146300.000SH      Sole               146300.000
Avnet Inc                      COM              053807103     2985 105200.000SH      Sole               105200.000
Avon Products                  COM              054303102     2906 71100.000SH       Sole                71100.000
BP Amoco PLC Sponsored ADR     COM              055622104     1185 22360.000SH       Sole                22360.000
BankAmerica Corp               COM              060505104     4260 81329.000SH       Sole                81329.000
Bellsouth Corp                 COM              079860102     2731 67840.000SH       Sole                67840.000
Bestfoods, Inc.                COM              08658U101     2706 37200.000SH       Sole                37200.000
Boeing Co                      COM              097023105     3244 51500.000SH       Sole                51500.000
CVS Corporation                COM              126650100     6729 145300.000SH      Sole               145300.000
Cardinal Health Inc            COM              14149Y108     3439 39000.000SH       Sole                39000.000
Cendant Corp                   COM              151313103     1791 164700.000SH      Sole               164700.000
Chase Manhattan Corp           COM              16161A108     4169 90270.000SH       Sole                90270.000
Chevron Corp                   COM              166751107     4754 55770.000SH       Sole                55770.000
Citigroup Inc                  COM              172967101     7131 131897.989SH      Sole               131897.989
Citizens Utils Co CL B         COM              177342201     1008 75000.000SH       Sole                75000.000
Compaq Computer Corp           COM              204493100     3872 140400.000SH      Sole               140400.000
Delphi Automotive              COM              247126105     2741 181200.000SH      Sole               181200.000
Duke Energy Corp               COM              264399106     4605 53700.000SH       Sole                53700.000
Eastman Kodak Company          COM              277461109     2855 69850.000SH       Sole                69850.000
El Paso Corporation            COM              28336L109     3876 62900.000SH       Sole                62900.000
Exxon Mobil Corp               COM              30231G102    11841 132861.000SH      Sole               132861.000
Federated Dept Stores          COM              31410H101     2662 101900.000SH      Sole               101900.000
First Data Corp                COM              319963104     1969 50400.000SH       Sole                50400.000
Gap Inc                        COM              364760108     2753 136800.000SH      Sole               136800.000
General Electric Company       COM              369604103     3211 55670.000SH       Sole                55670.000
General Motors Corp            COM              370442105     3948 60736.200SH       Sole                60736.200
General Motors Corp CL H       COM              370442832     5889 158381.000SH      Sole               158381.000
General Public Utilities Corp  COM              36225X100      328 10100.000SH       Sole                10100.000
Healthsouth                    COM              421924101     4119 507000.000SH      Sole               507000.000
Intel Corp                     COM              458140100     5619 135200.000SH      Sole               135200.000
International Paper            COM              460146103     6377 222300.000SH      Sole               222300.000
Intuit                         COM              461202103     5768 101200.000SH      Sole               101200.000
K Mart Corp                    COM              482584109      717 119500.000SH      Sole               119500.000
Kimberly-Clark                 COM              494368103     6537 117124.000SH      Sole               117124.000
LSI Logic Corp                 COM              502161102     2802 95800.000SH       Sole                95800.000
Lilly (Eli) Company            COM              532457108     2685 33100.000SH       Sole                33100.000
Limited Inc                    COM              532716107     4560 206700.000SH      Sole               206700.000
Lucent Technologies            COM              549463107     2424 79300.000SH       Sole                79300.000
Mellon Bank Corp               COM              58551A108     1377 29700.000SH       Sole                29700.000
Merck & Co                     COM              589331107     1965 26400.000SH       Sole                26400.000
Microsoft Corp                 COM              594918104     7200 119380.000SH      Sole               119380.000
Morgan Stanley Dean Witter     COM              617446448     1006 11000.000SH       Sole                11000.000
Motorola Inc                   COM              620076109     5082 179900.000SH      Sole               179900.000
National Semiconductor         COM              637640103     3413 84800.000SH       Sole                84800.000
Nucor Corp                     COM              670346105     1482 49200.000SH       Sole                49200.000
Pfizer Inc                     COM              717081103     5158 114775.000SH      Sole               114775.000
Pharmacia Corp                 COM              71713U102     4489 74580.000SH       Sole                74580.000
Reliant Energy Inc.            COM              75952j108     4323 92970.000SH       Sole                92970.000
Royal Dutch Petroleum          COM              780257705      719 12000.000SH       Sole                12000.000
Schlumberger Ltd               COM              806857108     1482 18000.000SH       Sole                18000.000
TRW Inc                        COM              872649108     2283 56200.000SH       Sole                56200.000
Target Corp                    COM              87612e106     5046 196900.000SH      Sole               196900.000
Tenet Healthcare Corp          COM              88033G100     3798 104400.000SH      Sole               104400.000
Texaco Inc                     COM              881694103     1727 32900.000SH       Sole                32900.000
Texas Instruments Inc          COM              882508104     2265 48000.000SH       Sole                48000.000
Transocean Sedco Forex         COM              G90078109      370 6310.000 SH       Sole                 6310.000
United Parcel Service          COM              911312106     3033 53800.000SH       Sole                53800.000
United Technologies Corp       COM              913017109     4057 58590.000SH       Sole                58590.000
Viacom Inc CL B                COM              925524308     2127 36360.000SH       Sole                36360.000
Washington Mutual Inc          COM              939322103      334 8386.000 SH       Sole                 8386.000
WorldCom Inc                   COM              98157D106     4092 134700.000SH      Sole               134700.000
duPont (EI) deNemours          COM              263534109     3037 73300.000SH       Sole                73300.000
REPORT SUMMARY                 67 DATA RECORDS              230832            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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